STOCK OPTION PLANS AND WARRANTS (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of assumptions used

Nine Months Ended September 30
	2022	2021
Expected volatility	79.95 - 133.53%	–
Expected dividend yield	–	–
Risk-free interest rate	2.14 - 2.50%	–
Expected life (in years)	5.00 - 7.25	–

Schedule of options outstanding

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2022	1,135,909	$16.69	8.39	$–
Granted	37,500	$3.56	8.97	$–
Cancelled and expired	(10,688)	$21.77	–	$–

Outstanding, September 30, 2022	1,162,721	$16.22	7.69	$–

Options exercisable, September 30, 2022	1,154,483	$16.16	7.68	$–

Schedule of warrant assumptions

	Nine Months Ended September 30
	2022	2021
Expected volatility	133.65 - 191.56%	144.81%
Expected dividend yield	–	–
Risk-free interest rate	1.62 - 4.06%	0.81%
Expected life (in years)	3 - 5	5

Schedule of warrants outstanding

	Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2022	3,800,202	$15.19	4.68	$–
Granted	899,416	$4.01	8.87	$–
Expired	(19,568)	$22.73	–	$–
Outstanding, September 30, 2022	4,680,050	$13.01	4.98	$–
Warrants exercisable, September 30, 2022	4,680,050	$13.01	4.98	$–